STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATIONS
Net investment income	$ 260,521	$ 284,662	$ 233,945
Net unrealized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	224,793	146,348	479,615
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(60,256)	(11,607)	5,677
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	425,058	419,403	719,237
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(477,098)	(330,229)	(268,769)
Net contributions (withdrawals) by Pruco Life Insurance Company of New Jersey	276,958	371,072	101,116
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(200,140)	40,843	(167,653)
TOTAL INCREASE (DECREASE) IN NET ASSETS	224,918	460,246	551,584
NET ASSETS
Beginning of year	9,497,031	9,036,785	8,485,201
End of year	$ 9,721,949	$ 9,497,031	$ 9,036,785